Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Communication Services: 12.0%
34,568		Activision Blizzard, Inc.	$ 2,798,280	0.3
13,598	(1)	Alphabet, Inc. - Class A	19,929,229	1.8
13,422	(1)	Alphabet, Inc. - Class C	19,724,971	1.8
323,012		AT&T, Inc.	9,209,072	0.9
6,774	(1)	Charter Communications, Inc.	4,229,279	0.4
205,262		Comcast Corp. – Class A	9,495,420	0.9
12,914	(1)	Electronic Arts, Inc.	1,684,115	0.2
108,772	(1)	Facebook, Inc.- Class A	28,487,387	2.6
19,263	(1)	NetFlix, Inc.	9,632,078	0.9
24,907	(1)	T-Mobile US, Inc.	2,848,364	0.3
187,693		Verizon Communications, Inc.	11,165,857	1.0
81,866		Walt Disney Co.	10,157,933	0.9
			129,361,985	12.0

		Consumer Discretionary: 12.4%
19,207	(1)	Amazon.com, Inc.	60,477,657	5.6
1,851	(1)	Booking Holdings, Inc.	3,166,469	0.3
11,395		Dollar General Corp.	2,388,620	0.2
30,208		eBay, Inc.	1,573,837	0.2
56,560		General Motors Co.	1,673,610	0.2
48,660		Home Depot, Inc.	13,513,369	1.3
15,018		Las Vegas Sands Corp.	700,740	0.1
34,235		Lowe's Cos, Inc.	5,678,217	0.5
12,156		Marriott International, Inc.	1,125,402	0.1
33,721		McDonald's Corp.	7,401,422	0.7
54,868		Nike, Inc. - Class B	6,888,129	0.7
15,804		Ross Stores, Inc.	1,474,829	0.1
52,940		Starbucks Corp.	4,548,605	0.4
22,634		Target Corp.	3,563,044	0.3
33,492	(1)	Tesla, Inc.	14,368,403	1.3
54,266		TJX Cos., Inc.	3,019,903	0.3
13,634		Yum! Brands, Inc.	1,244,784	0.1
			132,807,040	12.4

		Consumer Staples: 7.1%
84,232		Altria Group, Inc.	3,254,725	0.3
175,109		Coca-Cola Co.	8,645,131	0.8
38,162		Colgate-Palmolive Co.	2,944,198	0.3
7,218		Constellation Brands, Inc.	1,367,883	0.1
19,988		Costco Wholesale Corp.	7,095,740	0.7
10,030		Estee Lauder Cos., Inc.	2,189,048	0.2
27,468		General Mills, Inc.	1,694,226	0.2
17,484		Keurig Dr Pepper, Inc.	482,558	0.1
15,375		Kimberly-Clark Corp.	2,270,273	0.2
29,289		Kraft Heinz Co.	877,206	0.1
63,954		Mondelez International, Inc.	3,674,157	0.3
16,701	(1)	Monster Beverage Corp.	1,339,420	0.1
62,872		PepsiCo, Inc.	8,714,059	0.8
70,482		Philip Morris International, Inc.	5,285,445	0.5
110,388		Procter & Gamble Co.	15,342,828	1.4
21,935		Sysco Corp.	1,364,796	0.1
32,766		Walgreens Boots Alliance, Inc.	1,176,955	0.1
63,122		Walmart, Inc.	8,831,399	0.8
			76,550,047	7.1

		Energy: 1.8%
84,682		Chevron Corp.	6,097,104	0.6
48,636		ConocoPhillips	1,597,206	0.1
26,358		EOG Resources, Inc.	947,307	0.1
191,712		Exxon Mobil Corp.	6,581,473	0.6
88,029		Kinder Morgan, Inc.	1,085,398	0.1
19,745		Phillips 66	1,023,581	0.1
62,838		Schlumberger NV	977,759	0.1
18,439		Valero Energy Corp.	798,777	0.1
			19,108,605	1.8

		Financials: 9.2%
32,129		Aflac, Inc.	1,167,889	0.1
14,187		Allstate Corp.	1,335,564	0.1
29,615		American Express Co.	2,968,904	0.3
39,010		American International Group, Inc.	1,073,945	0.1
10,381		Aon PLC	2,141,600	0.2
350,369		Bank of America Corp.	8,440,389	0.8
36,138		Bank of New York Mellon Corp.	1,240,979	0.1
86,793	(1)	Berkshire Hathaway, Inc. – Class B	18,481,701	1.7
6,666		BlackRock, Inc.	3,756,624	0.4
20,486		Capital One Financial Corp.	1,472,124	0.1
52,304		Charles Schwab Corp.	1,894,974	0.2
20,354		Chubb Ltd.	2,363,506	0.2
94,314		Citigroup, Inc.	4,065,877	0.4
16,073		CME Group, Inc.	2,689,174	0.3
15,002		Goldman Sachs Group, Inc.	3,014,952	0.3
24,448		Intercontinental Exchange, Inc.	2,446,022	0.2
137,206		JPMorgan Chase & Co.	13,208,822	1.2
22,912		Marsh & McLennan Cos., Inc.	2,628,006	0.3
34,815		Metlife, Inc.	1,294,074	0.1
7,353		Moody's Corp.	2,131,267	0.2
49,933		Morgan Stanley	2,414,261	0.2
19,202		PNC Financial Services Group, Inc.	2,110,492	0.2
26,466		Progressive Corp.	2,505,536	0.2
4,310	(1),(2)	Rocket Cos, Inc.	85,898	0.0
10,906		S&P Global, Inc.	3,932,704	0.4
11,441		Travelers Cos, Inc.	1,237,802	0.1
60,988		Truist Financial Corp.	2,320,593	0.2
61,543		US Bancorp	2,206,317	0.2
170,078		Wells Fargo & Co.	3,998,534	0.4
			98,628,530	9.2

		Health Care: 14.3%
78,296		Abbott Laboratories	8,520,954	0.8
79,799		AbbVie, Inc.	6,989,594	0.7
26,663		Amgen, Inc.	6,776,668	0.6
11,429		Anthem, Inc.	3,069,715	0.3
23,054		Baxter International, Inc.	1,854,003	0.2
12,496		Becton Dickinson & Co.	2,907,569	0.3
7,143	(1)	Biogen, Inc.	2,026,326	0.2
64,701	(1)	Boston Scientific Corp.	2,472,225	0.2
102,552		Bristol-Myers Squibb Co.	6,182,860	0.6
25,997	(1)	Centene Corp.	1,516,405	0.1
16,392		Cigna Corp.	2,776,969	0.3
59,210		CVS Health Corp.	3,457,864	0.3

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

28,357		Danaher Corp.	6,106,113	0.6
4,161	(1)	DexCom, Inc.	1,715,289	0.2
27,920	(1)	Edwards Lifesciences Corp.	2,228,574	0.2
38,155		Eli Lilly & Co.	5,647,703	0.5
56,875		Gilead Sciences, Inc.	3,593,931	0.3
12,065		HCA Healthcare, Inc.	1,504,264	0.1
5,984		Humana, Inc.	2,476,718	0.2
6,644	(1)	Illumina, Inc.	2,053,528	0.2
5,242	(1)	Intuitive Surgical, Inc.	3,719,409	0.3
119,447		Johnson & Johnson	17,783,269	1.7
60,760		Medtronic PLC	6,314,179	0.6
114,435		Merck & Co., Inc.	9,492,383	0.9
251,897		Pfizer, Inc.	9,244,620	0.9
4,379	(1)	Regeneron Pharmaceuticals, Inc.	2,451,277	0.2
15,688		Stryker Corp.	3,268,909	0.3
17,889		Thermo Fisher Scientific, Inc.	7,898,351	0.7
42,762		UnitedHealth Group, Inc.	13,331,909	1.2
11,755	(1)	Vertex Pharmaceuticals, Inc.	3,198,771	0.3
21,527		Zoetis, Inc.	3,559,920	0.3
			154,140,269	14.3

		Industrials: 6.3%
25,453		3M Co.	4,077,062	0.4
24,187		Boeing Co.	3,997,144	0.4
24,523		Caterpillar, Inc.	3,657,606	0.3
34,535		CSX Corp.	2,682,334	0.2
12,768		Deere & Co.	2,829,772	0.3
18,106		Eaton Corp. PLC	1,847,355	0.2
26,942		Emerson Electric Co.	1,766,587	0.2
10,939		FedEx Corp.	2,751,377	0.3
11,481		General Dynamics Corp.	1,589,315	0.1
393,585		General Electric Co.	2,452,035	0.2
31,804		Honeywell International, Inc.	5,235,256	0.5
14,253		Illinois Tool Works, Inc.	2,753,822	0.3
9,749		L3Harris Technologies, Inc.	1,655,770	0.1
11,208		Lockheed Martin Corp.	4,295,802	0.4
11,590		Norfolk Southern Corp.	2,480,144	0.2
7,074		Northrop Grumman Corp.	2,231,776	0.2
64,567		Raytheon Technologies Corp.	3,715,185	0.3
4,712		Roper Technologies, Inc.	1,861,758	0.2
62,417	(1)	Uber Technologies, Inc.	2,276,972	0.2
30,751		Union Pacific Corp.	6,053,949	0.6
31,941		United Parcel Service, Inc. - Class B	5,322,329	0.5
19,116		Waste Management, Inc.	2,163,358	0.2
			67,696,708	6.3

		Information Technology: 30.7%
28,872		Accenture PLC	6,524,783	0.6
21,790	(1)	Adobe, Inc.	10,686,470	1.0
52,812	(1)	Advanced Micro Devices, Inc.	4,330,056	0.4
16,654		Analog Devices, Inc.	1,944,188	0.2
731,033		Apple, Inc.	84,660,932	7.9
41,494		Applied Materials, Inc.	2,466,818	0.2
5,760	(1)	Atlassian Corp. PLC	1,047,110	0.1
9,929	(1)	Autodesk, Inc.	2,293,698	0.2
19,464		Automatic Data Processing, Inc.	2,715,033	0.3
17,682		Broadcom, Inc.	6,441,906	0.6
192,350		Cisco Systems, Inc.	7,576,666	0.7
24,452		Cognizant Technology Solutions Corp.	1,697,458	0.2
11,371	(1)	Dell Technologies, Inc.	769,703	0.1
27,964		Fidelity National Information Services, Inc.	4,116,580	0.4
25,272	(1)	Fiserv, Inc.	2,604,280	0.2
13,478		Global Payments, Inc.	2,393,423	0.2
192,006		Intel Corp.	9,942,071	0.9
40,242		International Business Machines Corp.	4,896,244	0.5
11,412		Intuit, Inc.	3,722,708	0.3
6,565		Lam Research Corp.	2,177,939	0.2
39,962		Mastercard, Inc. - Class A	13,513,950	1.3
50,361	(1)	Micron Technology, Inc.	2,364,953	0.2
339,212		Microsoft Corp.	71,346,460	6.6
26,741		Nvidia Corp.	14,472,764	1.3
86,995		Oracle Corp.	5,193,601	0.5
53,197	(1)	PayPal Holdings, Inc.	10,481,405	1.0
50,979		Qualcomm, Inc.	5,999,209	0.6
39,230	(1)	Salesforce.com, Inc.	9,859,284	0.9
8,607	(1)	ServiceNow, Inc.	4,174,395	0.4
16,727	(1)	Square, Inc.	2,718,974	0.3
41,579		Texas Instruments, Inc.	5,937,065	0.5
76,482		Visa, Inc. - Class A	15,294,106	1.4
3,573	(1),(2)	VMware, Inc.	513,333	0.0
7,762	(1)	Workday, Inc.	1,669,839	0.2
7,563	(1)	Zoom Video Communications, Inc.	3,555,442	0.3
			330,102,846	30.7

		Materials: 1.8%
9,999		Air Products & Chemicals, Inc.	2,978,302	0.3
33,586		Dow, Inc.	1,580,221	0.2
33,277		DowDuPont, Inc.	1,846,208	0.2
11,277		Ecolab, Inc.	2,253,596	0.2
23,792		Linde Public Ltd.	5,665,589	0.5
36,348		Newmont Corp.	2,306,281	0.2
3,730		Sherwin-Williams Co.	2,598,840	0.2
3,729		Southern Copper Corp.	168,812	0.0
			19,397,849	1.8

		Real Estate: 1.8%
19,980		American Tower Corp.	4,829,765	0.5
18,816		Crown Castle International Corp.	3,132,864	0.3
12,093		Digital Realty Trust, Inc.	1,774,769	0.2
3,980		Equinix, Inc.	3,025,317	0.3
33,333		ProLogis, Inc.	3,353,966	0.3
6,821		Public Storage, Inc.	1,519,173	0.1
5,001		SBA Communications Corp.	1,592,719	0.1
			19,228,573	1.8

		Utilities: 1.8%
22,477		American Electric Power Co., Inc.	1,837,045	0.2
37,972		Dominion Energy, Inc.	2,997,130	0.3
33,266		Duke Energy Corp.	2,946,037	0.3
44,062		Exelon Corp.	1,575,657	0.1
22,167		NextEra Energy, Inc.	6,152,673	0.6
13,114		Sempra Energy	1,552,173	0.1
47,824		Southern Co.	2,593,017	0.2
			19,653,732	1.8

	Total Common Stock
	(Cost $316,731,587)		1,066,676,184	99.2

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
		Repurchase Agreements: 0.0%
566,876	(3)	Citigroup, Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $566,877, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.625%, Market Value plus accrued interest $578,214, due 11/27/20-11/01/59)
		(Cost $566,876)	566,876	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
8,403,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.000%
	(Cost $8,403,000)	8,403,000	0.8

	Total Short-Term Investments
	(Cost $8,969,876)	8,969,876	0.8

	Total Investments in Securities (Cost $325,701,463)	$ 1,075,646,060	100.0
	Liabilities in Excess of Other Assets	(354,669)	–
	Net Assets	$ 1,075,291,391	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2020.

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$1,066,676,184	$–	$–	$1,066,676,184
Short-Term Investments	8,403,000	566,876	–	8,969,876
Total Investments, at fair value	$1,075,079,184	$566,876	$–	$1,075,646,060
Other Financial Instruments+
Futures	57,342	–	–	57,342
Total Assets	$1,075,136,526	$566,876	$–	$1,075,703,402

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2020, the following futures contracts were outstanding for Voya Russell™ Large Cap Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	54	12/18/20	$9,050,400	$57,342
			$9,050,400	$57,342

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $328,352,662.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$760,787,801
Gross Unrealized Depreciation	(13,437,061)
Net Unrealized Appreciation	$747,350,740